NOTE 8 - TAXES: Schedule of Taxes Payable (Tables)	12 Months Ended
Jun. 30, 2018
Tables/Schedules
Schedule of Taxes Payable
	June 30, 2018	June 30, 2017

VAT tax payable	$(125,515)	$(7,042)
Other tax payable	5,205	-
Corporate income tax payable	2,416,098	1,525,560
Total taxes payable	$2,295,788	$1,518,518